LOAN PAYABLE (Details)			12 Months Ended
	Oct. 04, 2022 USD ($) Installment	Jul. 25, 2022 USD ($) Installment	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Short-term Loan Payable [Abstract]
Short-term loan			$ 396,201			$ 66,588
Maturity May 25, 2023 [Member]
Short-term Loan Payable [Abstract]
Short-term loan		$ 400,000
Maturity date			May 25, 2023	May 25, 2023
Number of installments for repaying debt | Installment		40
Debt repayment installment amount		$ 14,200
Loan processing fee		8,000
Payment of finders fee		$ 24,000
Loan principal repayments			$ 201,671	$ 155,000
Interest payments			84,702	$ 65,100
Outstanding loan			$ 331,828		$ 245,000
Maturity August 4, 2023 [Member]
Short-term Loan Payable [Abstract]
Short-term loan	$ 100,000
Maturity date			August 4, 2023	August 4, 2023
Number of installments for repaying debt | Installment	40
Debt repayment installment amount	$ 3,550
Loan processing fee	$ 4,298
Loan principal repayments			$ 43,440	$ 33,388
Interest payments			18,272	$ 14,044
Outstanding loan			$ 90,220		$ 66,613